UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05812

Legg Mason Partners Premium Money Market Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31

Date of reporting period: July 1, 2008–June 30, 2009

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Effective June 1, 2009 Citi Premium Liquid Reserves was renamed Western Asset/ Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves was renamed Western Asset/ Citi Premium U.S. Treasury Reserves.

                                npx811-05812_6
                               FORM N-Px REPORT

ICA File Number: 811-05812
Reporting Period: 07/01/2008 - 06/30/2009
Legg Mason Partners Premium Money Market Trust

                         CITI PREMIUM LIQUID RESERVES

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

                      CITI PREMIUM U.S. TREASURY RESERVES

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

          END NPX REPORT

                                    Page 1

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Premium Money Market Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 12, 2009